Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities
10.	Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities
(a)	These captions are comprised of the following:

	2021	2020
	S/(000)	S/(000)
Other accounts receivable and other assets
Financial instruments
Accounts receivable related to derivative financial instruments (b)	793,361	395,249
Other accounts receivable, net	455,060	357,783
Operations in process (d)	86,193	93,933
Assets for technical reserves for claims and premiums by reinsurers	53,104	59,235
Accounts receivable from sale of investments (c)	12,366	111,237
Others	22,749	35,952

	1,422,833	1,053,389

Non-financial instruments
Payments in advance of Income Tax	255,437	149,356
Investments in associates	99,767	70,344
Deferred charges	75,316	52,939
Realizable assets, received as payment and seized through legal actions	26,871	23,224
Prepaid rights to related entity, Note 27(f)	3,399	3,400
Others	3,831	2,377

	464,621	301,640

Total	1,887,454	1,355,029

Other accounts payable, provisions and other liabilities
Financial instruments
Contract liability with investment component, Note 3.4(d)	736,637	505,177
Other accounts payable	547,747	421,364
Accounts payable related to derivative financial instruments (b)	413,797	271,326
Lease liabilities, Note 8(e)	234,946	269,755
Operations in process (d)	169,515	175,194
Workers’ profit sharing and salaries payable	113,874	110,640
Allowance for indirect loan losses, Note 6(d.2)	40,329	57,723
Accounts payable for acquisitions of investments (c)	17,817	185,432
Accounts payable to reinsurers and coinsurers	4,215	7,176

	2,278,877	2,003,787

Non-financial instruments
Taxes payable	76,823	38,853
Provision for other contingencies	64,935	48,711
Deferred income	46,145	46,976
Others	10,821	7,825

	198,724	142,365

Total	2,477,601	2,146,152

(b)
The following table presents, as of December 31, 2021 and 2020, the fair value of derivative financial instruments recorded as assets or liabilities, including their notional amounts. The notional gross amount is the nominal amount of the derivative’s underlying asset and it is the base over which changes in the fair value of derivatives are measured; see Note 18(a):

2021	Note		Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
			S/(000)	S/(000)	S/(000)	S/(000)
Derivatives held for trading (*) -
Forward exchange contracts			53,421	128,250	8,631,830	—	Between January 2022 and December 2022	—	—
Interest rate swaps			40,139	30,325	2,969,027	—	Between January 2022 and June 2036	—	—
Currency swaps			220,979	162,917	4,162,325	—	Between January 2022 and April 2028	—	—
Cross currency swaps			—	92,299	234,667	—	January 2023	—	—
Options			—	6	1,816	—	Between Janaury 2022 and June 2022	—	—

			314,539	413,797	15,999,665	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13	(g)	343,535	—	1,758,267	37,251	January 2023	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13	(i)	135,287	—	599,700	44,735	October 2027	Senior bond	Bonds, notes and obligations outstanding

			478,822	—	2,357,967	81,986

			793,361	413,797	18,357,632	81,986

2020	Note		Assets	Liabilities	Notional amount	Effective part recognized in other comprehensive income during the year	Maturity	Hedged instruments	Caption of the consolidated statement of financial position where the hedged item has been recognized
			S/(000)	S/(000)	S/(000)	S/(000)
Derivatives held for trading (*) -
Forward exchange contracts			23,512	13,935	3,661,038	—	Between January 2021 and December 2022	—	—
Interest rate swaps			140,906	139,531	4,382,535	—	Between May 2021 and June 2036	—	—
Currency swaps			69,007	50,192	2,520,758	—	Between April 2021 and April 2028	—	—
Cross currency swaps			—	67,523	213,125	—	January 2023	—	—
Options			—	145	22,700	—	Between January 2021 and June 2021	—	—

			233,425	271,326	10,800,156	—
Derivatives held as hedges -
Cash flow hedges:
Cross currency swaps (CCS)	13	(g)	126,839	—	1,596,861	(10,768)	January 2023	Corporate bonds	Bonds, notes and obligations outstanding
Cross currency swaps (CCS)	13	(i)	34,985	—	543,150	(5,904)	October 2027	Senior bonds	Bonds, notes and obligations outstanding
Interest rate swaps (IRS)(**)	12	(h)	—	—	—	964
Interest rate swaps (IRS) (**)	12	(i)	—	—	—	677
Interest rate swaps (IRS) (**)	12	(j)	—	—	—	681

			161,824	—	2,140,011	(14,350)

			395,249	271,326	12,940,167	(14,350)

(*)
As of December 31, 2021, 2020 and 2019, the Group recognized losses of
 S/60,275,000
 and for
S/39,207,000
and a gain of
S/62,183,000, respectively, for valuation of derivative financial instruments held for trading, which were recorded in the caption “Net gain from financial assets at fair value through profit or loss” in the consolidated statement of income.

(**)	As of December 31, 2020, it corresponded to derivative financial instruments whose hedge items were cancelled in 2020.

(i)	As of December 31, 2021 and 2020, certain derivative financial instruments hold collateral deposits; see Note 4(d).

(ii)
For the designated hedging derivatives mentioned in the table above, changes in fair values of hedging instruments completely offset the changes in fair values of hedged items; therefore, there has been no hedge ineffectiveness in 2021 and 2020. During 2020, there were no discontinued hedges accounting. During 2021 and 2020, there were no discontinued hedges accounting.

(iii)
Derivatives held for trading are traded mainly to satisfy clients’ needs. The Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedging accounting requirements.

(iv)
The future effect of current cash flow hedges on the consolidated statement of income, net of the deferred Income Tax, which will be included in the caption “Net gain of financial assets at fair value through profit or loss” when realized, is presented below:

	As of December 31, 2021				As of December 31, 2020
	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect	Up to 1 year	From 1 to 3 years	Over 3 years	Expected effect
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of income – Income (expense)	1,507	20,871	22,500	44,878	(1,123)	(15,653)	(20,332)	(37,108)

The transfer of net unrealized losses on cash flow hedges to the consolidated statement of income is presented in Note 16(d) and (e).

(v)	The gain (loss) for cash flow hedges reclassified to the consolidated statement of income for the year ended as of December 31, 2021 and 2020, is as follows:

	2021	2020
	S/(000)	S/(000)
Interest expenses from cash flow hedges	(71,009)	(80,954)
Interest income from cash flow hedges	57,550	56,208
Expenses for exchange differences from cash flow hedges	(128,820)	(53,058)
Income for exchange differences from cash flow hedges	346,326	234,195

	204,047	156,391

These amounts offset the effects of interest rate risk and exchange rate risk of the hedged item.
The following table shows hedging instruments that the Group uses in its cash flow hedges due to maturities:

December 31, 2021	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	—	1,758,267	599,700	2,357,967
Average interest rate in US Dollars	—	3.38%	—	—
Average interest rate in Soles	—	4.87%	1.88%	—
Average exchange rate Soles / US Dollar	—	3.26	3.24	—

December 31, 2020	3 to 12 months	1 to 5 years	Over 5 years	Total
Cross currency swaps (CCS)
Notional	—	1,596,861	543,150	2,140,011
Average interest rate in US Dollars	—	3.38%	—	—
Average interest rate in Soles	—	4.87%	1.88%	—
Average exchange rate Soles / US Dollar	—	3.26	3.24	—

(vi)
The following table shows the nominal value and the weighted average maturity of derivative and non-derivative
financial instruments that are subject to the reform of the reference interest rate; see Note 3.4(ah):

	2021		2020
	Derivative nominal value (*) S/(000)	Average term in years (*)	Derivative nominal value (*) S/(000)	Average term in years (*)
Position purchased (LIBOR is paid)
Int erest rate swaps 3-month LIBOR	315,555	5.9	1,430,620	6.5
6-month LIBOR	301,871	9.4	315,045	9.4

	617,426		1,745,665

Cross currency swaps
6-month LIBOR	119,610	2.5	289,680	2.6

Total	737,036		2,035,345

Position sold (LIBOR is received)
Interest rate swaps 3-month LIBOR	473,042	5.0	1,628,689	7.1
6-month LIBOR	373,637	8.3	593,862	3.2

	846,679		2,222,551

Cross currency swaps
6-month LIBOR	231,246	2.7	586,602	2.5

Total	1,077,925		2,809,153

(*)
Balances as of December 31, 2021, calculated
with respect to
the new transition date of
USD-LIBOR
to the benchmark rate (June 2023) for contracts current at said date. As of December 31, 2020, it
corresponds to balances calculated taking
in
reference the prior transition date (December 2021); see Note 3.2.

As of December 31, 2021 and 2020, the Group does not present derivative financial instruments classified as hedge accounting that are subject to the interest rate benchmark reform; see Note 3.4(ah).

(c)
As of December 31, 2021 and 2020,
it
corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled at the beginning of the following month. As of said dates, the balance corresponds mainly to the purchase and sale of Sovereign Bonds issued by the Peruvian
g
overnment.

(d)
Operations in process include transactions made during the last days of the month and other types of similar transactions that are reclassified to their corresponding accounting accounts in the following month. These transactions do not affect the consolidated statement of income.